Cash and balances with central bank - Summary of cash and balances with central banks (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and balances with central bank [Line Items]
Amounts held at central banks	€ 68,708	€ 88,627
Cash and bank balances	1,645	1,587
Cash and bank balances at central banks	70,353	90,214	€ 87,614
Accumulated impairments
Cash and balances with central bank [Line Items]
Amounts held at central banks	€ (14)	€ (5)